Debt (Tables)	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Maturities of Long Term Debt	The following table reflects the Company’s debt maturities:
2026	$250
2027	750
2028	5,430
2029	-
Thereafter	-
Less: Unamortized debt issuance costs and discount at December 31, 2025	(164)
$6,266